INCOME TAX AND DEFERRED TAX ASSETS - Additional Information (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥) employee	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
Income Tax And Deferred Tax Assets [Line Items]
Rate of corporation tax					19.00%	19.00%
Period for statute of limitations due to computation errors	3 years
Period for statute of limitations under special circumstances	5 years
Maximum amount of underpayment of tax liability					$ 15,500	¥ 100,000
Period for statute of limitations if tax liability exceeds RMB100,000	10 years
Taxable income | ¥	¥ 1,000,000	¥ 1,000,000	¥ 3,000,000	¥ 3,000,000
Number of employees | employee				300
Assets					$ 8,368,970	¥ 50,000,000	$ 10,752,765
PRC tax Jurisdiction
Income Tax And Deferred Tax Assets [Line Items]
Examination Period	5 years
Hong Kong
Income Tax And Deferred Tax Assets [Line Items]
Uniform tax rate	16.50%	16.50%	16.50%
China
Income Tax And Deferred Tax Assets [Line Items]
Uniform tax rate	25.00%
China | Income tax less than RMB 1 million
Income Tax And Deferred Tax Assets [Line Items]
Uniform tax rate	5.00%
China | Income tax less than RMB 1 million to RMB 3 million
Income Tax And Deferred Tax Assets [Line Items]
Uniform tax rate		10.00%